AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.5%
Real Estate – 96.0%
Diversified Real Estate Activities – 6.3%
City Developments Ltd.	103,100	$710,994
Mitsubishi Estate Co., Ltd.	53,100	1,015,810
Mitsui Fudosan Co., Ltd.	178,800	4,280,743
Sumitomo Realty & Development Co., Ltd.	15,400	578,598
Sun Hung Kai Properties Ltd.	131,000	1,851,691
UOL Group Ltd.	130,600	690,637

		9,128,473

Diversified REITs – 8.0%
Armada Hoffler Properties, Inc.	81,385	1,411,216
Empire State Realty Trust, Inc. - Class A	76,100	1,069,966
Essential Properties Realty Trust, Inc.	46,680	1,060,103
Fibra Uno Administracion SA de CV	263,340	364,628
Gecina SA	8,160	1,293,545
GPT Group (The)	524,550	2,255,563
H&R Real Estate Investment Trust	50,770	862,945
Hulic Reit, Inc.	442	782,087
Kenedix Office Investment Corp. - Class A	59	451,462
Merlin Properties Socimi SA	61,715	825,795
Mirvac Group	583,240	1,251,885

		11,629,195

Health Care REITs – 6.8%
Assura PLC	1,173,950	989,924
HCP, Inc.	81,720	2,836,501
Medical Properties Trust, Inc.	109,430	2,034,304
Omega Healthcare Investors, Inc.	54,510	2,217,467
Physicians Realty Trust	58,269	1,009,219
Welltower, Inc.	8,200	734,392

		9,821,807

Hotel & Resort REITs – 3.8%
Japan Hotel REIT Investment Corp.	2,197	1,691,233
Park Hotels & Resorts, Inc.	85,780	2,020,119
RLJ Lodging Trust	109,830	1,780,344

		5,491,696

Industrial REITs – 10.8%
Americold Realty Trust	53,814	1,959,906
Goodman Group	137,690	1,344,899
Nippon Prologis REIT, Inc.	419	1,134,939
Prologis, Inc.	71,170	5,951,235
Rexford Industrial Realty, Inc.	23,050	1,018,579
Segro PLC	197,466	1,889,144
STAG Industrial, Inc.	48,120	1,399,330
Tritax Big Box REIT PLC	496,570	847,438

		15,545,470

Office REITs – 11.7%
Alexandria Real Estate Equities, Inc.	18,210	2,728,586
Boston Properties, Inc.	19,620	2,519,600
CapitaLand Commercial Trust	861,800	1,321,995
City Office REIT, Inc.	47,380	641,525
Cousins Properties, Inc.	53,115	1,843,090
Daiwa Office Investment Corp.	103	803,689

Company	Shares	U.S. $ Value
Easterly Government Properties, Inc.	39,320	$808,026
Great Portland Estates PLC	98,710	836,208
Inmobiliaria Colonial Socimi SA	89,000	1,027,873
Japan Real Estate Investment Corp.	130	865,138
Kilroy Realty Corp.	18,380	1,431,067
Nippon Building Fund, Inc.	167	1,226,095
Orix JREIT, Inc.	405	854,233

		16,907,125

Real Estate Development – 2.8%
CIFI Holdings Group Co., Ltd.	1,006,000	539,168
CK Asset Holdings Ltd.	390,500	2,644,597
Instone Real Estate Group AG(a) (b)	41,600	847,658

		4,031,423

Real Estate Operating Companies – 10.3%
ADLER Real Estate AG(b)	26,850	339,073
ADO Properties SA(a)	22,590	926,886
Aroundtown SA	138,067	1,148,794
Azrieli Group Ltd.	8,450	629,903
CA Immobilien Anlagen AG	34,131	1,207,876
Entra ASA(a)	61,662	928,144
Fabege AB	68,580	1,149,038
Hemfosa Fastigheter AB	78,200	789,403
Swire Properties Ltd.	269,600	883,673
TLG Immobilien AG	58,290	1,748,937
Vonovia SE	72,186	3,602,030
Wharf Real Estate Investment Co., Ltd.	289,000	1,561,358

		14,915,115

Real Estate Services – 1.8%
Open House Co., Ltd.	16,800	761,826
Unibail-Rodamco-Westfield	14,120	1,848,264

		2,610,090

Residential REITs – 14.3%
American Campus Communities, Inc.	34,880	1,621,222
American Homes 4 Rent - Class A	81,260	2,078,631
Apartment Investment & Management Co. - Class A	36,518	1,862,418
Camden Property Trust	20,200	2,186,650
Essex Property Trust, Inc.	9,230	2,965,230
Independence Realty Trust, Inc.	130,140	1,810,247
Japan Rental Housing Investments, Inc.	523	483,865
Killam Apartment Real Estate Investment Trust	62,730	966,346
Mid-America Apartment Communities, Inc.	17,630	2,233,368
Nippon Accommodations Fund, Inc.	73	458,246
Northview Apartment Real Estate Investment Trust	33,970	755,484
Sun Communities, Inc.	15,923	2,353,420
UNITE Group PLC (The)	75,861	968,408

		20,743,535

Retail REITs – 11.7%
Agree Realty Corp.	16,810	1,255,539
Brixmor Property Group, Inc.	122,570	2,258,965
Japan Retail Fund Investment Corp.	197	394,241

Company		Shares	U.S. $ Value
Link REIT		206,261	$2,312,253
National Retail Properties, Inc.		35,380	1,986,587
Realty Income Corp.		10,140	748,433
Regency Centers Corp.		37,440	2,415,254
Retail Properties of America, Inc. - Class A		160,680	1,825,325
Simon Property Group, Inc.		14,898	2,218,908
SITE Centers Corp.		69,760	966,874
Vicinity Centres		273,300	476,410

			16,858,789

Specialized REITs – 7.7%
CubeSmart		60,100	2,156,989
Digital Realty Trust, Inc.		26,700	3,300,921
EPR Properties		14,770	1,155,753
MGM Growth Properties LLC - Class A		45,000	1,387,800
National Storage Affiliates Trust		57,070	1,909,562
Public Storage		2,850	754,509
Safestore Holdings PLC		63,370	517,399

			11,182,933

			138,865,651

Transportation – 1.1%
Highways & Railtracks – 1.1%
Transurban Group		162,357	1,634,260

Health Care Equipment & Services – 0.7%
Health Care Facilities – 0.7%
Chartwell Retirement Residences		87,110	976,176

Consumer Durables & Apparel – 0.5%
Homebuilding – 0.5%
Lennar Corp. - Class A		14,290	728,790

Consumer Services – 0.5%
Leisure Facilities – 0.5%
Planet Fitness, Inc.(b)		9,460	667,971

Capital Goods – 0.5%
Construction & Engineering – 0.5%
Taisei Corp.		18,900	667,933

Materials – 0.2%
Construction Materials – 0.2%
Grupo Cementos de Chihuahua SAB de CV		64,090	335,776

Total Common Stocks (cost $120,383,458)			143,876,557

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.5%
BBH Grand Cayman
(1.58)%, 9/02/19	CHF	2	2,507
(0.58)%, 9/02/19	EUR	13	14,278
(0.32)%, 9/02/19	SEK	135	13,760
0.28%, 9/02/19	NZD	21	12,992
0.37%, 9/02/19	GBP	12	14,347
0.45%, 9/02/19	AUD	305	205,695

Company	Principal Amount (000)		U.S. $ Value
0.50%, 9/02/19	NOK	124	$13,652
0.87%, 9/03/19	CAD	58	43,312
Hong Kong & Shanghai Bank, Hong Kong
0.75%, 9/02/19	HKD	1,131	144,253
0.94%, 9/02/19	SGD	195	140,735
Sumitomo, Tokyo (0.25)%, 9/02/19	JPY	12,194	114,782

Total Time Deposits (cost $723,053)			720,313

		Shares
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(c) (d) (e) (cost $354,126)		354,126	354,126

Total Short-Term Investments (cost $1,077,179)			1,074,439

Total Investments – 100.2% (cost $121,460,637)(f)			144,950,996
Other assets less liabilities – (0.2)%			(328,772)

Net Assets – 100.0%			$144,622,224

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	$589	CHF	585	9/13/19	$2,298
Bank of America, NA	EUR	564	USD	637	12/16/19	11,575
Barclays Bank PLC	ILS	2,148	USD	603	9/13/19	(5,316)
Barclays Bank PLC	JPY	120,389	USD	1,123	9/13/19	(10,618)
Barclays Bank PLC	USD	638	CHF	628	9/13/19	(3,192)
Barclays Bank PLC	USD	529	GBP	435	9/13/19	(412)
Barclays Bank PLC	USD	549	JPY	57,870	9/13/19	(3,588)
Barclays Bank PLC	USD	388	INR	27,711	10/24/19	(4,073)
Brown Brothers Harriman & Co.	AUD	809	USD	560	9/13/19	15,324
Brown Brothers Harriman & Co.	CAD	295	USD	219	9/13/19	(2,146)
Brown Brothers Harriman & Co.	CHF	289	USD	298	9/13/19	5,595
Brown Brothers Harriman & Co.	GBP	535	USD	677	9/13/19	26,068
Brown Brothers Harriman & Co.	NOK	2,535	USD	286	9/13/19	7,750
Brown Brothers Harriman & Co.	USD	568	AUD	809	9/13/19	(23,212)
Brown Brothers Harriman & Co.	USD	223	CAD	295	9/13/19	(979)
Brown Brothers Harriman & Co.	USD	122	GBP	101	9/13/19	(129)
Brown Brothers Harriman & Co.	USD	212	ILS	735	9/13/19	(3,664)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	580	JPY	62,519	9/13/19	$8,592
Brown Brothers Harriman & Co.	USD	298	NOK	2,535	9/13/19	(19,776)
Brown Brothers Harriman & Co.	USD	480	SEK	4,480	9/13/19	(23,404)
Brown Brothers Harriman & Co.	USD	939	SGD	1,280	9/13/19	(16,753)
Brown Brothers Harriman & Co.	AUD	727	USD	497	12/16/19	6,019
Brown Brothers Harriman & Co.	EUR	321	USD	362	12/16/19	6,854
Brown Brothers Harriman & Co.	GBP	501	USD	608	12/16/19	(4,125)
Citibank, NA	EUR	647	USD	737	9/13/19	25,672
Citibank, NA	MXN	11,076	USD	554	9/13/19	1,963
Citibank, NA	INR	27,711	USD	399	10/24/19	15,702
Goldman Sachs Bank USA	USD	870	CHF	852	9/13/19	(8,637)
Goldman Sachs Bank USA	NOK	6,435	USD	725	12/16/19	17,302
Royal Bank of Scotland PLC	USD	755	CAD	986	9/13/19	(13,854)
Standard Chartered Bank	CNY	2,544	USD	370	10/17/19	13,911
UBS AG	USD	1,031	JPY	108,010	12/16/19	(6,622)

						$14,125

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $2,702,688 or 1.9% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,349,921 and gross unrealized depreciation of investments was $(3,845,437), resulting in net unrealized appreciation of $23,504,484.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2019 (unaudited)

54.7%	United States
11.4%	Japan
6.4%	Hong Kong
5.9%	Germany
4.8%	Australia
4.2%	United Kingdom
2.5%	Canada
2.2%	France
1.9%	Singapore
1.3%	Sweden
1.3%	Spain
0.8%	Austria
0.6%	Norway
1.3%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following countries: China, Israel and Mexico.

AB Global Real Estate Investment Fund

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Real Estate	$89,267,090		$49,598,561		$-0	-	$138,865,651
Transportation	-0	-	1,634,260		-0	-	1,634,260
Health Care Equipment & Services	976,176		-0	-	-0	-	976,176
Consumer Durables & Apparel	728,790		-0	-	-0	-	728,790
Consumer Services	667,971		-0	-	-0	-	667,971
Capital Goods	-0	-	667,933		-0	-	667,933
Materials	335,776		-0	-	-0	-	335,776
Short-Term Investments:
Time Deposits	-0	-	720,313		-0	-	720,313
Investment Companies	354,126		-0	-	-0	-	354,126

Total Investments in Securities	92,329,929		52,621,067	+	-0	-	144,950,996
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0	-	164,625		-0	-	164,625
Liabilities
Forward Currency Exchange Contracts	-0	-	(150,500)		-0	-	(150,500)

Total	$92,329,929		$52,635,192		$-0	-	$144,965,121

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/2018 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2019 (000)		Dividend Income (000)
Government Money Market Portfolio	$-0	-	$24,859	$24,505	$354		$13
Government Money Market Portfolio*	202		6,462	6,664	-0	-	0	**

Total					$354		$13

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.